Provisions and Other Liabilities - Summary of Movements in Provisions (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of changes in other provisions [abstract]
Provisions, beginning balance	$ 1,808
Settled during the year	(112)
Change in discount rate	527
Change in amount and timing of cash flows	160
Accretion	114
Other	5
Changes in foreign exchange rates	(32)
Provisions, ending balance	2,470
Less current portion of provisions (Note 18)	(125)
Long-term provisions	2,345	$ 1,653
Decommissioning and Restoration Provisions
Reconciliation of changes in other provisions [abstract]
Provisions, beginning balance	1,614
Settled during the year	(67)
Change in discount rate	527
Change in amount and timing of cash flows	69
Accretion	112
Other	5
Changes in foreign exchange rates	(26)
Provisions, ending balance	2,234
Less current portion of provisions (Note 18)	(90)
Long-term provisions	2,144
Other
Reconciliation of changes in other provisions [abstract]
Provisions, beginning balance	194
Settled during the year	(45)
Change in discount rate	0
Change in amount and timing of cash flows	91
Accretion	2
Other	0
Changes in foreign exchange rates	(6)
Provisions, ending balance	236
Less current portion of provisions (Note 18)	(35)
Long-term provisions	$ 201